TRADE AND AMOUNTS RECEIVABLE (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TRADE AND AMOUNTS RECEIVABLE (Details)
Current	$ 3,880
1-30 Days	544
31-60 Days	137
61-90 Days	478
91-180 Days	461
180+ Days	65
Total Trade Receivables	$ 5,565	$ 254